Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000231758
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration Corporate ETF
Trading Symbol	FCSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short Duration Corporate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration Corporate ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 27,887,104
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$27,887,104
Number of Investments	124
Portfolio Turnover	17%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Treasury Securities	1.6%
Cash Equivalents	5.7%
Corporate Debt Securities	92.9%

Material Fund Change [Text Block]